Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, NY 10036

212-735-3000

July 12, 2006

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attn:	Michael McTiernan, Esq.
Special Counsel

RE:	Wyndham Worldwide Corporation
Amendment No. 4 to Registration Statement on Form 10
Commission File No. 001-32876

Dear Mr. McTiernan:

Per our discussion with the staff (the “Staff”) of the Securities and Exchange Commission yesterday, on behalf of Wyndham Worldwide Corporation (the “Company”), enclosed herewith is Amendment No. 4 to the Company’s Registration Statement on Form 10 (the “Registration Statement”). The amended Registration Statement updates the disclosure in the Registration Statement to describe the additional risk of how a failure by Cendant to complete the sale of its wholly-owned subsidiary, Travelport Inc., could affect the market price of the Company’s common stock. The additional disclosure has been included on pages 9, 42, 45 and 46. The Company has also revised the disclosure on pages 14, 23, 41, 83, 203 and F-18 to reflect the fact that on July 7, 2006, it entered into the previously described Credit Agreement and an Interim Term Loan Agreement, both of which the Company has filed as exhibits to the Registration Statement. The Company has also filed as exhibits to this amended filing the previously contemplated amendments to certain existing vacation ownership securitization program facilities. In addition, the Company has revised the disclosure on pages 103, 205 and F-18 to reflect the fact that on July 11, 2006, the Company has closed an additional series of notes payable from vacation ownership loans in the initial principal amount of $550 million, which was previously discussed with the Staff, and has filed as exhibits to this amended filing the Indenture and Servicing Agreement and the related guaranty.

We thank you for your prompt attention to this letter and look forward to hearing from you at your earliest convenience. Please direct any questions concerning this filing to the undersigned at (212) 735-3688.

Very truly yours,

/s/ Daniel E. Wolf
Daniel E. Wolf

cc:	Geoffrey Ossias
Matthew Maulbeck
Josh Forgione
Eric J. Bock
Scott G. McLester